Accounts and Other Receivables Net (Details) - Schedule of Accounts And Other Receivables Net - VASO CORPORATION [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 12,788	$ 21,461
Unbilled receivables	3,050
Allowance for credit losses and commission adjustments	(7,483)	(6,947)
Accounts and other receivables, net	$ 8,355	$ 14,514